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                                                                 LAW DEPARTMENT
                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                              ONE GRANITE PLACE
                                                              CONCORD, NH 03301

                                                             RONALD R. BESSETTE
                                                                 SENIOR COUNSEL
                                                            Phone: 603-229-6140
                                                        Ronald.Bessette@LFG.com


February 28, 2008


Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      Lincoln Life Variable Annuity Account N
         Lincoln ChoicePlus Assurance B Class
         The Lincoln National Life Insurance Company
         Registration Statement on Form N-4
         File No. 811-08517

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N ("the Account"), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the "Registration Statement") for individual variable annuity contracts ("Contracts").

A paper copy format of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission by the Account (File No. 333-40937) and the Registration Statement is based on the current Registration Statement for the Account. Accordingly, we request that the Registration Statement be given selective review. The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff under separate cover.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Ronald R. Bessette

Ronald R. Bessette
Senior Counsel